Statements of Profit and Loss - ILS (₪)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	₪ 108,671	₪ 98,434
Cost of projects	158,895	459,670
Gross deficit	(50,224)	(361,236)
Selling, administrative and general expenses	(603,867)	(637,797)
Operating deficit	(654,091)	(999,033)
Financing expenses, net	(63,412)	(55,812)
Loss for the year after financing	(717,503)	(1,054,845)
Other expenses	5,613	0
Loss for the period	₪ (711,890)	₪ (1,054,845)
Basic loss per ordinary share	₪ (0.31)	₪ (0.7)
Diluted loss per ordinary share	₪ (0.31)	₪ (0.7)
Weighted-average number of ordinary shares outstanding:
Basic	2,282,124	1,499,410
Diluted	2,282,124	1,499,410